UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a)

Euclidean Fundamental Value ETF Ticker: ECML Listed on: NYSE Arca, Inc.	September 30, 2024 Semi-Annual Shareholder Report www.euclideanetf.com

This semi-annual shareholder report contains important information about the Euclidean Fundamental Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.euclideanetf.com. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$48	0.95%

KEY FUND STATISTICS (as of Period End)
Net Assets	$183,451,335	Advisory Fees	$847,749
# of Portfolio Holdings	68	Portfolio Turnover Rate*	10%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	30.9%
Energy	20.6%
Industrials	20.1%
Consumer Staples	10.8%
Materials	8.9%
Information Technology	4.1%
Communication Services	1.7%
Health Care	1.3%
Real Estate	1.3%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Green Brick Partners, Inc.	2.2%
Toll Brothers, Inc.	2.0%
PulteGroup, Inc.	1.9%
NVR, Inc.	1.9%
Mueller Industries, Inc.	1.9%
KB Home	1.9%
Allison Transmission Holdings, Inc.	1.9%
Heidrick & Struggles International, Inc.	1.9%
Taylor Morrison Home Corp.	1.8%
Group 1 Automotive, Inc.	1.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.euclideanetf.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: September 30, 2024

(b) Not applicable
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Agricultural & Farm Machinery - 1.2%
AGCO Corp.	21,868	$2,140,002

Agricultural Products & Services - 3.0%
Bunge Global S.A.	23,922	2,311,822
Ingredion, Inc.	23,684	3,254,892
		5,566,714

Apparel, Accessories & Luxury Goods - 1.7%
G-III Apparel Group Ltd. (a)	104,101	3,177,163

Automotive Retail - 3.5%
AutoNation, Inc. (a)	16,847	3,014,265
Group 1 Automotive, Inc.	8,659	3,316,744
		6,331,009

Broadcasting - 1.7%
Fox Corp. - Class A	75,007	3,175,046

Broadline Retail - 1.3%
Dillard's, Inc. - Class A	6,082	2,333,603

Building Products - 4.4%
Builders FirstSource, Inc. (a)	15,430	2,991,260
Owens Corning	15,979	2,820,613
Quanex Building Products Corp.	80,315	2,228,741
		8,040,614

Coal & Consumable Fuels - 1.5%
CONSOL Energy, Inc.	26,695	2,793,632

Commercial Printing - 1.6%
Ennis, Inc.	118,096	2,872,095

Construction Machinery & Heavy Transportation Equipment - 5.6%
Allison Transmission Holdings, Inc.	35,689	3,428,642
PACCAR, Inc.	26,464	2,611,468
The accompanying notes are an integral part of these financial statements.

1

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 5.6% (Continued)
Terex Corp.	43,331	$2,292,643
Wabash National Corp.	100,438	1,927,405
		10,260,158

Education Services - 1.5%
Perdoceo Education Corp.	126,567	2,814,850

Electrical Components & Equipment - 0.7%
Atkore, Inc.	15,972	1,353,467

Electronic Manufacturing Services - 1.5%
Sanmina Corp. (a)	40,116	2,745,940

Fertilizers & Agricultural Chemicals - 1.5%
CF Industries Holdings, Inc.	31,056	2,664,605

Food Distributors - 1.4%
Andersons, Inc.	52,612	2,637,966
Food Retail - 1.2%
Ingles Markets, Inc. - Class A	29,380	2,191,748

Homebuilding - 20.4%
DR Horton, Inc.	16,573	3,161,631
Green Brick Partners, Inc. (a)	47,789	3,991,337
KB Home	40,565	3,476,015
Lennar Corp. - Class A	16,853	3,159,601
M/I Homes, Inc. (a)	19,173	3,285,485
Meritage Homes Corp.	14,734	3,021,501
NVR, Inc. (a)	356	3,493,001
PulteGroup, Inc.	24,434	3,507,012
Taylor Morrison Home Corp. (a)	48,047	3,375,782
Toll Brothers, Inc.	23,961	3,701,735
Tri Pointe Homes, Inc. (a)	72,222	3,272,379
		37,445,479

Human Resource & Employment Services - 1.9%
Heidrick & Struggles International, Inc.	88,129	3,424,693

Industrial Machinery & Supplies & Components - 1.9%
Mueller Industries, Inc.	47,136	3,492,778

The accompanying notes are an integral part of these financial statements.

2

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Leisure Products - 2.5%
Malibu Boats, Inc. - Class A (a)	66,606	$2,584,979
MasterCraft Boat Holdings, Inc. (a)	114,266	2,080,784
		4,665,763

Managed Health Care - 1.3%
Molina Healthcare, Inc. (a)	7,112	2,450,511

Oil & Gas Equipment & Services - 1.4%
Liberty Energy, Inc.	132,435	2,528,184

Oil & Gas Exploration & Production - 8.2%
ConocoPhillips	23,761	2,501,558
Devon Energy Corp.	58,211	2,277,215
Diamondback Energy, Inc.	13,245	2,283,438
EOG Resources, Inc.	21,283	2,616,319
Ovintiv, Inc.	57,130	2,188,650
Viper Energy, Inc.	68,436	3,087,148
		14,954,328

Oil & Gas Refining & Marketing - 4.1%
HF Sinclair Corp.	55,148	2,457,946
Marathon Petroleum Corp.	16,365	2,666,022
Valero Energy Corp.	18,264	2,466,188
		7,590,156

Oil & Gas Storage & Transportation - 5.4%
Cheniere Energy, Inc.	15,309	2,753,171
Dorian LPG Ltd.	64,186	2,209,282
Hess Midstream LP - Class A	71,909	2,536,230
International Seaways, Inc.	46,537	2,399,448
		9,898,131

Packaged Foods & Meats - 1.8%
Cal-Maine Foods, Inc.	43,974	3,291,014

Real Estate Development - 1.3%
Forestar Group, Inc. (a)	74,009	2,395,671

Semiconductor Materials & Equipment - 1.1%
Photronics, Inc. (a)	83,013	2,055,402

The accompanying notes are an integral part of these financial statements.

3

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 1.8%
Coca-Cola Consolidated, Inc.	2,486	$3,272,570

Steel - 7.4%
Alpha Metallurgical Resources, Inc.	6,843	1,616,180
Arch Resources, Inc.	14,087	1,946,260
Commercial Metals Co.	50,646	2,783,504
Nucor Corp.	14,101	2,119,944
Steel Dynamics, Inc.	20,904	2,635,576
Warrior Met Coal, Inc.	37,626	2,404,302
		13,505,766

Technology Distributors - 1.5%
Arrow Electronics, Inc. (a)	20,971	2,785,578

Tobacco - 1.6%
Altria Group, Inc.	57,210	2,919,998

Trading Companies & Distributors - 2.8%
BlueLinx Holdings, Inc. (a)	22,442	2,365,835
Boise Cascade Co.	19,567	2,758,556
		5,124,391
TOTAL COMMON STOCKS (Cost $150,214,413)		182,899,025

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.82% (b)	608,187	608,187
TOTAL SHORT-TERM INVESTMENTS (Cost $608,187)		608,187

TOTAL INVESTMENTS - 100.0% (Cost $150,822,600)		$183,507,212
Liabilities in Excess of Other Assets - (0.0)% (c)		(55,877)
TOTAL NET ASSETS - 100.0%		$183,451,335

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Item 6(b): Not applicable.
The accompanying notes are an integral part of these financial statements.

4

EUCLIDEAN FUNDAMENTAL VALUE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)

Assets:
Investments in securities, at value (See Note 2)	$183,507,212
Dividends and interest receivable	83,652
Total assets	183,590,864

Liabilities:
Accrued investment advisory fees (See Note 4)	139,529
Total liabilities	139,529
Net Assets	$183,451,335

Net Assets Consist of:
Paid-in capital	$145,842,219
Total distributable earnings (accumulated deficit)	37,609,116
Net Assets:	$183,451,335

Calculation of Net Asset Value Per Share:
Net Assets	$183,451,335
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	5,364,000
Net Asset Value per Share	$34.20

Cost of Investments in Securities	$150,822,600

The accompanying notes are an integral part of these financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2024 (Unaudited)

Investment Income:
Dividend income	$1,629,075
Interest income	15,382
Securities lending income, net (See Note 5)	7
Total investment income	1,644,464

Expenses:
Investment advisory fees (See Note 4)	847,749
Net expenses	847,749

Net Investment Income (Loss)	796,715

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	7,586,216
7,586,216
Net change in unrealized appreciation (depreciation) on:
Investments	(9,614,309)
(9,614,309)
Net realized and unrealized gain (loss) on investments:	(2,028,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,231,378)

The accompanying notes are an integral part of these financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended September 30, 2024 (Unaudited)	For the Period Ended March 31, 2024⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$796,715	$1,528,691
Net realized gain (loss) on investments	7,586,216	10,122,135
Net change in unrealized appreciation (depreciation) on investments	(9,614,309)	42,298,921
Net increase (decrease) in net assets resulting from operations	(1,231,378)	53,949,747

Distributions to Shareholders:
Distributable earnings	—	(1,304,128)
Total distributions to shareholders	—	(1,304,128)

Capital Share Transactions:
Proceeds from shares sold	21,970,709	189,955,336
Payments for shares redeemed	(24,583,592)	(55,305,359)
Net increase (decrease) in net assets derived from net change in capital share transactions	(2,612,883)	134,649,977
Net Increase (Decrease) in Net Assets	(3,844,261)	187,295,596

Net Assets:
Beginning of period	187,295,596	—
End of period	$183,451,335	$187,295,596

Changes in Shares Outstanding:
Shares outstanding, beginning of period	5,444,000	—
Shares sold	690,000	7,344,000
Shares repurchased	(770,000)	(1,900,000)
Shares outstanding, end of period	5,364,000	5,444,000

(1) The Fund commenced operations on May 17, 2023.

The accompanying notes are an integral part of these financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Period Ended September 30, 2024 (Unaudited)	$34.40	0.15	(0.35)	(0.20)	—	—	$34.20	-0.59%	$183,451	0.95%	0.89%	10%
For the Period May 17, 2023(6) to March 31, 2024	$25.00	0.28	9.36	9.64	(0.24)	(0.24)	$34.40	38.69%	$187,296	0.95%	1.12%	23%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Euclidean Fundamental Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on May 17, 2023. The Fund is considered to be diversified. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

As part of the Fund’s commencement of operations on May 17 2023, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $134,833,211 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of May 17, 2023, was $132,978,105, resulting in net unrealized appreciation on investments of $1,855,106 as of that date. As a result of the in-kind contribution, the Fund issued 5,394,000 shares at a $25.00 per share net asset value.

Shares of the Euclidean Fundamental Value ETF are listed and traded on NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024 (Unaudited)

securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of September 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$182,899,025	$—	$—	$182,899,025
Money Market Funds	608,187	—	—	608,187
Total Investments in Securities	$183,507,212	$—	$—	$183,507,212
 Refer to the Schedule of Investments for additional information.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024 (Unaudited)

During the fiscal period ended September 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended September 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended September 30, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended September 30, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024 (Unaudited)

statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the fiscal period ended March 31, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(13,805,125)	$13,805,125

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024 (Unaudited)

volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the Sub-Adviser’s belief that the stock may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits should their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that their valuations may fall or never rise. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless. The market may not agree with the Sub-Adviser’s assessment of a stock’s intrinsic value, and value stocks may fall out of favor with investors for extended periods of time.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. In addition, the investment models used in making investment decisions may not adequately consider certain factors, or may contain design flaws or faulty assumptions, any of which may result in a decline in the value of an investment in the Fund.

Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of a Fund’s portfolio holdings to a particular sector, each Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

•Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024 (Unaudited)

•Consumer Discretionary Sector Risk. Consumer discretionary companies include, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.95% to the Adviser monthly based on average daily net assets.

Euclidean Technologies Management, LLC, serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024 (Unaudited)

the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the fiscal period was $7.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended September 30, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$40,760,578	$17,377,193

For the fiscal period ended September 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$—	$24,294,073

For the fiscal period ended September 30, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short-Term	Long-Term
$2,136,137	$4,294,842

There were no purchases or sales of U.S. Government securities during the fiscal period.

EUCLIDEAN FUNDAMENTAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024 (Unaudited)

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2024 were as follows:

Tax cost of Investments	$145,010,872
Gross tax unrealized appreciation	$44,305,917
Gross tax unrealized depreciation	(2,030,256)
Net tax unrealized appreciation (depreciation)	$42,275,661
Undistributed ordinary income	224,563
Undistributed long-term gain	—
Total distributable earnings	224,563
Other accumulated gain (loss)	(3,659,730)
Total accumulated gain (loss)	$38,840,494

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended March 31, 2024, the Fund did not defer, on a tax basis, any qualified late year losses or post-October capital losses.

At March 31, 2024, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(2,306,314)	$(1,353,416)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal periods ended September 30, 2024 and March 31, 2024, were as follows:

Fiscal Period Ended September 30, 2024	Fiscal Period Ended March 31, 2024
Ordinary Income	Ordinary Income
$0	$1,304,128

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other transactions that occurred during the period subsequent to September 30, 2024 that materially impacted the amounts or disclosures in the Fund’s financial statements.

EUCLIDEAN FUNDAMENTAL VALUE ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended March 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended March 31, 2024, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	December 4, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, Treasurer (principal financial officer)

Date:	December 4, 2024